UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
The partnership grants options to certain employees under its amended and restated BPY Unit Option Plan (“BPY Plan”). Pursuant to the BPY Plan, options may be settled for the in-the-money amount of the option in LP Units upon exercise. Consequently, options granted to employees under the BPY Plan are accounted for as an equity-based compensation agreement.

During the year ended December 31, 2019, the partnership incurred $25 million (2018 - $12 million; 2017 - $14 million) of expense in connection with its unit-based compensation plans.

a)	BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted and generally equal to the market price of an LP Unit on the Nasdaq on the last trading day preceding the grant date. Upon exercise of a vested BPY Award, the participant is entitled to receive BPY Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for employees whose location of employment is Australia or Canada. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

There were no BPY Awards granted during the year ended December 31, 2019. The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2018 and 2017 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2019	2018	2017
Exercise price	US$	—	22.50	22.92
Average term to exercise	In years	—	7.50	7.50
Unit price volatility	%	—%	23%	25%
Liquidity discount	%	—%	25%	25%
Weighted average of expected annual dividend yield	%	—%	6.50%	6.50%
Risk-free rate	%	—%	2.82%	2.37%
Weighted average fair value per option	US$	—	0.74	1.60

i.	Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	13,836,213	$20.56	13,801,795	$20.54	16,338,511	$20.49
Granted	—	—	800,000	22.50	93,750	22.92
Exercised	(425,171)	15.06	(36,806)	17.71	(1,194,569)	18.97
Expired/forfeited	(203,978)	21.60	(291,625)	22.18	(1,435,897)	21.51
Reclassified(1)	6,708,125	20.20	(437,151)	22.48	—	—
Outstanding, end of year	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54
Exercisable, end of year	11,484,219	$20.56	9,628,246	$20.26	7,352,112	$20.22

(1)
Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. The prior year relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2019, 2018 and 2017 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	226,800	13.07	226,800	13.07
2021	389,800	17.44	246,400	17.44	246,400	17.44
2022	987,700	18.09	508,300	18.07	517,300	18.07
2023	1,108,420	16.80	656,220	16.80	675,420	16.80
2024	11,794,215	20.59	7,878,998	20.59	7,946,313	20.59
2025	1,947,979	25.18	1,376,295	25.18	1,730,210	25.18
2026	2,793,325	19.51	2,049,450	19.51	2,365,602	19.51
2027	93,750	22.92	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50	—	—
Total	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54

ii.	Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	7,331,416	$20.38	7,144,871	$20.30	$7,377,042	$20.28
Granted	—	—	—	—	—	—
Exercised	(19,400)	12.63	(3,770)	19.51	(213,106)	19.12
Expired/forfeited	—	—	(246,836)	21.87	(19,065)	24.42
Reclassified(1)	(6,708,125)	20.20	437,151	22.48	—	—
Outstanding, end of year	603,891	$21.55	7,331,416	$20.38	7,144,871	$20.30
Exercisable, end of year	505,092	$21.48	5,627,610	$20.17	3,973,290	$19.93

(1)
Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. The prior year relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2019, 2018 and 2017 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	69,000	13.07	69,000	13.07
2021	24,000	17.44	172,800	17.44	172,800	17.44
2022	22,200	17.93	515,800	18.09	515,800	18.09
2023	28,800	16.80	519,000	16.80	519,000	16.80
2024	175,416	20.59	4,278,663	20.59	4,330,286	20.59
2025	213,038	25.18	831,834	25.18	695,376	25.18
2026	140,437	19.51	944,319	19.51	842,609	19.51
Total	603,891	$21.55	7,331,416	$20.38	7,144,871	$20.30

b)	Restricted BPY LP Unit Plan
The Brookfield Property Group Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

During 2019, the partnership granted 895,744 Restricted Units with a weighted average exercise price of $19.24.

As of December 31, 2019, the total number of Restricted Units outstanding was 797,674 (December 31, 2018 - 150,835) with a weighted average exercise price of $19.53 (December 31, 2018 - $20.97).

c)	Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of December 31, 2019, the total number of Canadian Restricted Units outstanding was 393,980 (December 31, 2018 - 21,624) with a weighted average exercise price of C$25.59 (December 31, 2018 - C$22.88).

d)	Restricted BPR Unit Plan
The Brookfield Property Group Restricted BPR Class A Stock Plan provides for awards to participants of BPR Units purchased on the Nasdaq (“Restricted BPR Units”). Under the Restricted BPR Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted BPR Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of December 31, 2019, the total number of Restricted BPR Units outstanding was 357,313 with a weighted average exercise price of $19.22.

e)	BPY FV LTIP Unit Plan
The partnership issued units of the operating partnership pursuant to the Brookfield Property L.P. FV LTIP Unit Plan to certain participants. Each FV LTIP Unit will vest over a period of five years and is redeemable for LP Units, BPR Units or a cash payment subject to a conversion adjustment.

As of December 31, 2019, the total number of FV LTIP Units outstanding was 1,156,117 with a weighted average exercise price of $18.87 to employees.

f)	Deferred Share Unit Plan
In addition, BPO has a deferred share unit plan, the terms of which were amended to substitute LP Units for BPO common shares subject to such deferred shares. At December 31, 2019, BPO had 1,514,124 deferred share units (December 31, 2018 - 1,458,667) outstanding and vested.

g)	GGP LTIP Plans
In connection with the GGP acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and Appreciation Only LTIP Units (“GGP AO LTIP”) to certain GGP employees.  Each GGP Option will vest within ten years following the original grant date and is redeemable for LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date exceeds the exercise price of the BPY Option. Each GGP AO LTIP will vest within ten years of its original grant date and is redeemable for LP Units or a cash payment subject to a conversion adjustment.

As of December 31, 2019, the total number of GGP Options outstanding was 237,881 (December 31, 2018 - 1,011,523) with a weighted average exercise price of $25.39 (December 31, 2018 - $19.71).

As of December 31, 2019, the total number of GGP AO LTIP outstanding was 1,657,948 (December 31, 2018 - 1,387,289) with a weighted average exercise price of $22.51 (December 31, 2018 - $22.51).